Note 22 - Changes in Equity - Treasury Shares (Details) - BRL (R$) shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance, treasury shares acquired/realized (in shares)	3.6	1.0
Balance, treasury shares acquired/realized, amount	R$ (68.2)	R$ (20.9)
Balance, treasury shares (in shares)	(887.0)	(861.8)
Balance, treasury shares, amount	R$ (955.2)	R$ (882.7)
Changes during the year, treasury shares acquired/realized (in shares)	(3.4)	2.6
Changes during the year, treasury shares acquired/realized, amount	R$ 65.0	R$ (47.3)
Changes during the year, treasury shares (in shares)	(51.5)	(25.2)
Changes during the year, treasury shares, amount	R$ 13.5	R$ (72.5)
Balance, treasury shares acquired/realized (in shares)	0.2	3.6
Balance, treasury shares acquired/realized, amount	R$ (3.2)	R$ (68.2)
Balance, treasury shares (in shares)	(938.5)	(887.0)
Balance, treasury shares, amount	R$ (941.7)	R$ (955.2)